EMPLOYEE BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets
Balance at beginning of period	$ 68	$ 61
Return on pension plan assets	6	4
Purchases, sales and settlements	2	10
Transfers (out of) into Level 3		(7)
Balance at end of period	76	68
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	3,200	2,900
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.75%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	8.19%
U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	755	636	538
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	7.75%	8.00%	8.19%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	755	636
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	405	370
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	303	225
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	47	41
U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	54.00%
Actual allocation (as a percent)	57.00%	53.00%
U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	428	340
U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	245	195
U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	183	145
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	33.00%
Actual allocation (as a percent)	27.00%	31.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	208	196
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	88	116
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	120	80
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	13.00%
Actual allocation (as a percent)	12.00%	14.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	92	89
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	45	48
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	47	41
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets
Actual allocation (as a percent)	4.00%	2.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	11
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	11
Non-U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,443	2,237	2,026
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.75%	6.52%	6.62%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,443	2,237
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,358	1,420
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,056	790
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	29	27
Non-U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	38.00%
Actual allocation (as a percent)	38.00%	38.00%
Non-U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,053	862
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	580	649
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	473	213
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	40.00%	41.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	908	905
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	668	632
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	240	273
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	11.00%
Actual allocation (as a percent)	11.00%	20.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	400	357
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	30	27
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	341	303
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	29	27
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	11.00%
Actual allocation (as a percent)	11.00%	1.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	82	113
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	80	112
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	$ 2	$ 1